LEASES - Schedule of Lease Commitment Future Minimum Rental Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
2026	$ 147,625
2027	1,059,748
2028	1,329,874
2029	1,343,173
2030	1,356,605
Thereafter	30,448,443
Total undiscounted rental payments	35,685,468	$ 36,808,071
Less: imputed interest	(22,399,981)
Total lease liability	$ 13,285,487